Summary of Operations and Significant Accounting Policies - Consolidated Statements of Cash Flows (Detail) - USD ($)	3 Months Ended						9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (33,384,811)	$ 1,973,286	$ (18,200)	$ (69)	$ (7,230)	$ (44,611)	$ (31,429,725)		$ (51,910)		$ (51,910)
Accrued liabilities							67,450		13,463
Net cash used in operating activities							(1,839,321)		$ 0		$ 0
ColdQuanta Inc dba Infleqtion [Member]
Cash Flows from Operating Activities:
Net loss							(21,035,000)	$ (45,498,000)		$ (53,764,000)		$ (52,766,000)
Depreciation and amortization expense							2,410,000	1,821,000		2,616,000		2,134,000
Accounts receivable							(399,000)	(3,452,000)		(1,981,000)		(36,000)
Unbilled receivables							(231,000)	(1,011,000)		(2,254,000)		(602,000)
Accrued liabilities							324,000	782,000		3,563,000		(1,121,000)
Operating lease right-of-use assets							490,000	(214,000)		(2,511,000)		(368,000)
Net cash used in operating activities							$ (15,944,000)	$ (29,583,000)		(32,467,000)		$ (47,332,000)
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member]
Cash Flows from Operating Activities:
Net loss										(53,172,000)
Depreciation and amortization expense										2,716,000
Accounts receivable										(1,440,000)
Unbilled receivables										(3,559,000)
Accrued liabilities										3,366,000
Operating lease right-of-use assets										(2,242,000)
Net cash used in operating activities										(32,467,000)
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member]
Cash Flows from Operating Activities:
Net loss										(592,000)
Depreciation and amortization expense										(100,000)
Accounts receivable										(541,000)
Unbilled receivables										1,305,000
Accrued liabilities										197,000
Operating lease right-of-use assets										(269,000)
Net cash used in operating activities										$ 0